Debt (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 10, 2013	Nov. 21, 2013	Aug. 30, 2013	Dec. 31, 2013	Feb. 28, 2013	Feb. 27, 2013	Feb. 19, 2013	Jun. 30, 2012	Dec. 10, 2013 Convertible Subordinated Debt [Member]	Nov. 21, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Ten Percent Subordinated Convertible Notes [Member]	Dec. 31, 2013 Embedded Conversion Options Partial Extinguishment [Member]	Dec. 31, 2013 Embedded Conversion Options Partial Modification [Member]	Dec. 31, 2013 Debt Issuance Costs [Member]	Dec. 31, 2013 Debt Discount [Member]	Dec. 31, 2013 Promissory Note [Member]	Dec. 31, 2013 Related Party Guarantor [Member]	Feb. 28, 2013 Worden [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2013 Midcap Financial Llc [Member]	Dec. 31, 2013 July Four Percent Convertible Notes [Member]	Dec. 31, 2013 November Four Percent Convertible Notes [Member]	Dec. 31, 2013 Term Loan [Member]	Feb. 19, 2013 Term Loan [Member]
Debt Conversion [Line Items]
Notes Issued				$ 500,000													$ 2,100,000	$ 2,100,000										$ 1,300,000
Debt Instrument, Convertible, Terms of Conversion Feature																												The July 4% Convertible Notes (plus accrued interest) convert at the option of the unaffiliated third party, in whole or in part and from time to time, into shares of the Companys Common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Companys Common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).	The November 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Companys Common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Companys Common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).
Debt Instrument Issuance Date1																	Apr. 28, 2011											Jul. 15, 2011	Nov. 18, 2011
Debt Instrument, Interest Rate, Stated Percentage										10.00%		75.00%					12.00%											4.00%	4.00%
Debt Instrument, Maturity Date									May 20, 2016								May 20, 2016											May 23, 2016	May 23, 2016
Long-term Debt, Gross																												287,000
Secured Debt																												800,000
Debt Instrument, Convertible, Conversion Price				$ 0.46																								$ 0.34
Debt Instrument, Unamortized Discount				1,800,000																									1,000,000
Debt Instrument Date Of First Required Payment1																	Sep. 30, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					6,363,638												1,000,000	1,500,000	250,000	266,666	533,334	266,666					1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.46							1.42									0.50	0.50	0.70	0.70	0.70	0.70					0.70
Shares To Be Vested In Period One																	666,667	833,333
Shares To Be Vested In Period Two																	83,333	166,667
Shares To Be Vested In Period Three																	116,667	233,333
Shares To Be Vested In Period Four																	133,333	266,667
Guarantor Obligations, Current Carrying Value																		1,400,000				1,400,000
Debt Instrument, Description of Variable Rate Basis				(LIBOR), plus 8.0%
Debt Instrument Description Of Floor Price				LIBOR floor of 3%
Term Loan Fee Payable Percentage Year One				5.00%
Term Loan Fee Payable Percentage Year Two				3.00%
Term Loan Fee Payable Percentage Thereafter				1.00%
Term Loan Commitments																568,000
Class Of Warrant Or Rights Issued To Lender				152,000											546,000
Class Of Warrant Or Rights Issued To Guarantors				304,000
Warrants Exercisable																				250,000	500,000	250,000
Warrants Exercised Upon Default In Payment Of Note On Fourth Anniversary																				133,333			266,667	133,333	266,667	133,333
Embedded Derivative Expenses													54,000
Embedded Derivative, Gain on Embedded Derivative													54,000	197,000
Deferred Gain Loss On Embedded Derivative														46,000
Reduction In Borrowing Facility																														3,000,000	300,000
Line Of Credit Facility Periodic Payment If Condition Satisfied			125,000
Line of Credit Facility, Maximum Borrowing Capacity							7,500,000																							7,500,000
Line of Credit Facility, Current Borrowing Capacity						4,500,000																								4,500,000
Line of Credit Facility, Periodic Payment			150,000
Condition For Credit Facility			150,000
Changes In Fair Value Warrants	12,000
Proceeds from Convertible Debt	2,250,000
Gross Proceeds from Convertible Notes and Stock Warrants		3,000,000
Expected Gross Proceeds From Subordinated Convertible Notes										750,000
Debt Instrument, Face Amount											2,250,000
Warrants Exercise Price Percentage												125.00%
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants												2,250,000
Warrants Issued During Period Value To The Lender And The Guarantors												1,700,000
Debt Discount Conversion of Options And Warrants				2,250,000
Warrants Issued During Period Value To Placement Agent				$ 69,000